GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:

	Estimated Useful Life
Licenses	3	-	5 years
Trade names	5 years
The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Licenses	$19,000	$(1,245)	$17,755	$1,000	$(500)	$500
Trade names	1,240	(1,240)	—	1,240	(1,116)	124
	20,240	(2,485)	17,755	2,240	(1,616)	624
Nonamortizable intangible assets:
Marketing Agreement with MGM Resorts International	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$21,240	$(2,485)	$18,755	$3,240	$(1,616)	$1,624

Schedule of Indefinite-Lived Intangible Assets
The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Licenses	$19,000	$(1,245)	$17,755	$1,000	$(500)	$500
Trade names	1,240	(1,240)	—	1,240	(1,116)	124
	20,240	(2,485)	17,755	2,240	(1,616)	624
Nonamortizable intangible assets:
Marketing Agreement with MGM Resorts International	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$21,240	$(2,485)	$18,755	$3,240	$(1,616)	$1,624

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2021, the estimated annual amortization expense for the years ended December 31, 2021 through 2025 is as follows:

Year Ending December 31,	Projected Amortization Expense
2022	$6,745
2023	6,645
2024	4,365
2025	—
2026	—
Total	$17,755